Fully-Benefit Responsive Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract	The following represents the contract value of investment contracts held by the Master Trust.

(in thousands)	2025	2024
Total Master Trust stable value investment fund	$1,041,114	$1,018,451

Plan’s interest in Master Trust stable value investment fund	$831,017	$832,463